SCHEDULE OF GOLD IN BULLION (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) oz	Mar. 31, 2022 USD ($) oz	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balalnce, ounce | oz	239	239	239
Beginning balalnce, cost	$ 1,829	$ 1,884	$ 1,884
Beginning balalnce, fair value	$ 437,251	$ 437,212	$ 437,212
Net change in unrealized loss, ounce | oz
Net change in unrealized loss, cost			$ (38)
Net change in unrealized loss, fair value	$ 33,352	$ 22,951	$ (38)
Ending balance, ounce | oz	239	239	239	239
Ending balance, cost	$ 1,969	$ 1,884	$ 1,829	$ 1,884
Ending balance, fair value	470,603	460,163	437,251	$ 437,212
Investments in gold bullion, ounce | oz				239
Investments in gold bullion, cost				$ 1,884
Investment in Gold bullion, fair value				$ 450,216
Net change in unrealized depreciation, ounce | oz
Net change in unrealized depreciation, cost
Net change in unrealized depreciation, fair value				$ (13,004)
Net change in unrealized loss, cost			38
Net change in unrealized loss, fair value	$ (33,352)	$ (22,951)	$ 38